Inventory	12 Months Ended
Sep. 25, 2015
Inventory Disclosure [Abstract]
Inventory
Inventory
Inventories consisted of the following ($ in millions):

	As of
	September 25, 2015	September 26, 2014
Purchased materials and manufactured parts	$165	$159
Work in process	84	85
Finished goods	378	381
Inventories	$627	$625

Inventories are recorded at the lower of cost (primarily first-in, first-out) or market value.